FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

(US$ MILLIONS)	2021	2020
Current
Marketable securities	$1,262	$995
Restricted cash	224	833
Derivative contracts	179	167
Loans and notes receivable	211	195
Other financial assets (1)	138	385
Total current	$2,014	$2,575
Non-current
Marketable securities	$3,601	$3,535
Restricted cash	297	272
Derivative contracts	123	110
Loans and notes receivable	936	1,002
Other financial assets (1)	1,579	1,302
Total non-current	$6,536	$6,221
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(1)Other financial assets includes secured debentures, asset backed securities and preferred shares in the partnership’s business services segment.